Investment property	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Investment property
7.	Investment property

(a)	This caption is made up as follows:

	2023	2022	Acquisition or construction year	Valuation methodology (e) 2023 / 2022
	S/(000)	S/(000)
Land (i)
San Isidro – Lima	269,194	264,868	2009	Appraisal
San Martín de Porres – Lima	77,970	88,182	2015	Appraisal
Nuevo Chimbote	34,724	33,747	2021	Appraisal
Santa Clara – Lima	27,229	26,352	2017	Appraisal
Sullana	23,751	22,689	2012	Appraisal
Others	8,987	8,716	—	Appraisal / Cost

	441,855	444,554

Completed investment property - “Real Plaza” shopping malls (i)
Talara	28,991	43,728	2015	DCF

	28,991	43,728

Buildings (i)
Ate Vitarte – Lima	160,208	149,720	2006	DCF/Appraisal
Piura	131,144	123,508	2008/2020	DCF/Appraisal
Orquídeas - San Isidro - Lima, (d), Note 3.4(o)	128,593	138,643	2017	DCF
Chorrillos – Lima (d)	94,184	81,516	2017	DCF
Paseo del Bosque (d)	87,168	96,194	2021	DCF
Chimbote	47,054	45,069	2015	DCF
Maestro – Huancayo	34,978	32,342	2017	DCF
Cuzco	28,167	27,513	2017	DCF
Panorama – Lima	22,136	20,669	2016	DCF
Trujillo	16,225	15,815	2016	DCF
Cercado de Lima – Lima	15,908	14,543	2017	DCF
Pardo y Aliaga – Lima	14,790	16,755	2008	DCF
Pardo (Vivanda) (d)	12,903	4,004	2021	DCF
Others	34,588	33,144	—	DCF

	828,046	799,435

Total	1,298,892	1,287,717

DCF: Discounted cash flow

(i)	Financial assets classified by the Group as Level 3. During 2023 and 2022, there were no transfers between levels of hierarchy, see Note 3.4(z)
(ii)	As of December 31, 2023 and 2022, there are no liens on investment property.
(b)	The net gain on investment properties as of December 31, 2023, 2022 and 2021, consists of the following:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Income from rental of investment property	65,961	65,485	57,430
Gain on valuation of investment property	7,111	19,146	21,969

Total	73,072	84,631	79,399

(c)	The movement of investment property for the years ended December 31, 2023, 2022 and 2021, is as follows:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,287,717	1,224,454	1,043,978
Additions	16,903	34,760	156,892
Valuation gain	7,111	19,146	21,969
Net transfers, Note 3.4(o)	(12,839)	9,357	1,615

End of year balances	1,298,892	1,287,717	1,224,454

(d)
During 2023, the main additions correspond to the purchase of the “Pardo (Vivanda)” building, which was purchased from a related party, in cash; and disbursements related to the construction of the building “Orquídeas (San Isidro)”, located in Lima.

During 2022, the main additions correspond to contributions in the participation of a property called “Rex” and disbursements related to the expansion of the educational center called “Chorrillos”.
During 2021, it mainly corresponds to the purchase of the “Paseo del Bosque” building, which was purchased from a third party.

(e)	Fair value measurement – Investment property and investment property under construction
Valuation techniques -
The discounted cash flow (“DCF”) method is used for completed shopping malls, buildings and investment property built on land leases and owned lands.
This method involves the projection of a series of periodic cash flows at present value through a discount rate. The periodic calculation of the cash flows is normally determined as rental income net of operating expenses. The series of periodic net operating income, together with an estimation of the terminal value (which uses the traditional valuation method) at the end of the projection period, is discounted at present value. The sum of the net current values is equal to the investment property’s fair value.
The fair value of land is determined based on the value assigned by an external appraiser. The external appraiser uses the market comparable method. Under this method a property’s fair value is estimated based on comparable transactions.
The unit of comparison applied by the Group is the price per square meter. Following are the minimum ranges, maximum ranges and the average price for the land, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	5,400	8,487	7,062
San Martin de Porres – Lima	1,081	1,425	1,254
Piura	650	850	743
Ate Vitarte - Lima	1,268	1,458	1,394
Other minors	156	383	232
Main assumptions
Below is a brief description of the assumptions considered in the determination of cash flows as of December 31, 2023 and 2022:

•	ERV (Estimated Rental Value) -
Corresponds to the Estimated Rental Value, that is, the rent amount under which the space could be rented considering the prevailing market conditions at the valuation date.

•	Long-term inflation -
It is the increase in the general level of prices expected in Peru for the long term.

•	Long-term occupancy rate -
It is the expected occupancy level of lessees in the leased properties.

•	Average growth rate of rental income -
It is the rate that expresses the rental income growth and includes growth factors of the industry, inflation rates, stable exchange rate, per capita income and increasing expenses.

•	Average Net Operating Income (NOI) margin -
It is projected from the rental income from leasable areas, by property and marketing income, minus costs related to administration fees, other administrative expenses, insurance, taxes and other expenses.

•	Discount rate -
It reflects the current market risk and the uncertainty associated with obtaining cash flows.
The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2023		2022
Average ERV	US$	129.3	US$	125.9
Long-term inflation		2.9%		3.1%
Long-term occupancy rate		97.1%		97.1%
Average growth rate of rental income		3.1%		2.9%
Average NOI margin		93.0%		93.7%
Discount rate		9.6%		10.3%
Sensitivity analysis -
The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2023	2022
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	20,853	10,474
Decrease	-0.25%	(16,791)	(10,107)
Long-term inflation (basis) -
Increase	+0.25%	17,833	16,133
Decrease	-0.25%	(13,824)	(15,017)
Discount rate (basis) -
Increase	+0.5%	(50,337)	(47,957)
Decrease	-0.5%	62,076	55,135
Likewise, a significant increase (decrease) in the price per square meter of the land lots could result in a significantly higher (lower) fair value measurement.

(f)	Below are the nominal amounts of the future minimum fixed rental income of the Group’s investment property (operating leases):

Year	2023	2022
	S/(000)	S/(000)
Within 1 year	69,078	61,557
After 1 year but not more than 5 years	255,898	241,546
Over 5 years	855,949	865,407

Total	1,180,925	1,168,510

The minimum rental income is computed considering a period between 20 and 27 years as of December 31, 2023 (between 20 and 28 years as of December 31, 2022).